PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

4. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepaid advertising fee	2,319	1,120
Receivable from third-party payment platforms	32,496	22,242
Deductible input VAT	36	5,035
Prepaid rental fees	2,335	4,372
Deposits	2,562	2,651
Deferred IPO cost	5,574	—
Others (i)	12,797	13,133
Prepayments and Other Current Assets	58,119	48,553

(i)	Others primarily include riders’ uniforms and delivery boxes, staff advances and other miscellaneous prepayments.